Fair Value Measurements - Changes of Level 3 Warrant Liability and Unit Purchase Option Liability (Details) - Significant unobservable inputs (Level 3)	9 Months Ended
Sep. 30, 2017 USD ($)
Summary of changes in the fair value of the Level 3 valuation for the Warrant Liability and the Investor Rights Obligation
Balance at December 31, 2016	$ 5,552
Change in fair value	1,586
Balance at September 30, 2017	7,138
Warrant liability
Summary of changes in the fair value of the Level 3 valuation for the Warrant Liability and the Investor Rights Obligation
Balance at December 31, 2016	5,501
Change in fair value	(4,970)
Balance at September 30, 2017	531
Unit purchase option liability
Summary of changes in the fair value of the Level 3 valuation for the Warrant Liability and the Investor Rights Obligation
Balance at December 31, 2016	51
Change in fair value	6,556
Balance at September 30, 2017	$ 6,607